UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09781

PFS FUNDS
(Exact name of registrant as specified in charter)

1939 Friendship Drive, Suite C
El Cajon, CA	92020
(Address of principal executive offices)	(Zip code)

CT Corporation System
155 Federal St., Suite 700,
Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 588-9700

Date of fiscal year end: June 30

Date of reporting period: December 31, 2018

Item 1. Report to Stockholders.

MOATXInvestor Shares
       CASTXClass C

For Investors Seeking Long-Term Capital Appreciation

Semi-Annual Report
December 31, 2018

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by calling or sending an email request.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

CASTLE FOCUS FUND (Unaudited)

CASTLE FOCUS FUND PERFORMANCE INFORMATION

AVERAGE ANNUALIZED RETURNS AS OF DECEMBER 31, 2018.

			Since
	1 Year(A)	5 Year(A)	Inception(A)
Investor Shares	-5.36%	4.54%	6.83%
Class C	-6.29%	3.50%	5.78%
S&P 500® Index (B)	-4.38%	8.49%	13.36%

The Fund’s Total Annual Operating Expense Ratios (from November 1, 2018 Prospectus): Investor Shares – Gross 1.64%, Net 1.40%; Class C – Gross 2.64%, Net 2.40%

The Fund’s expense ratios for the six month period ended December 31, 2018 can be found in the financial highlights included in this report. The Total Annual Operating Expense Ratios reported above will not correlate to the expense ratio in the Fund’s financial highlights because (a) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in the Fund, (b) the expense ratios may be for different periods, and (c) the Adviser has contractually agreed to waive Services Agreement fees (see Note 4).

(A) 1 Year, 5 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The Castle Focus Fund commenced operations on July 1, 2010.

(B) The S&P 500® Index is an unmanaged index comprised of the stocks of large capitalization issues in the United States and it is considered representative of the U.S. equity markets as a whole.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-877-743-7820. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. THE FUND'S DISTRIBUTOR IS RAFFERTY CAPITAL MARKETS, LLC.

2018 Semi-Annual Report 1

CASTLE FOCUS FUND (Unaudited)

                                                                                          Castle Focus Fund
                                                                         by Sectors (as a percentage of Net Assets)
                                                                                             December 31, 2018

                                                 *Net Cash represents cash equivalents and liabilities in excess of other assets.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines

St. James Investment Company, LLC (the “Sub-Adviser”) is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Sub-Adviser in fulfilling this responsibility is available without charge by calling 1-877-743-7820. It is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-877-743-7820. This information is also available on the SEC’s website at http://www.sec.gov.

2018 Semi-Annual Report 2

Disclosure of Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund’s transfer agent, and IRA accounts will be charged an $8.00 annual maintenance fee.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the period July 1, 2018 through December 31, 2018.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as the charges assessed by Mutual Shareholder Services, LLC as described above or the expenses of underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Investor Shares
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	July 1, 2018 to
	July 1, 2018	December 31, 2018	December 31, 2018

Actual	$1,000.00	$944.30	$6.57

Hypothetical	$1,000.00	$1,018.45	$6.82
(5% annual return
before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.34% for Investor Shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Class C
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	July 1, 2018 to
	July 1, 2018	December 31, 2018	December 31, 2018

Actual	$1,000.00	$939.33	$11.44

Hypothetical	$1,000.00	$1,013.41	$11.88
(5% annual return
before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 2.34% for Class C, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2018 Semi-Annual Report 3

Castle Focus Fund
		Schedule of Investments
		December 31, 2018 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Arrangement of Transportation of Freight & Cargo
25,000	Expeditors International of Washington, Inc.	$1,702,250	1.53%
Cable & Other Pay Television Services
170,000	Liberty Global plc - Class C (United Kingdom) *	3,508,800
26,000	The Walt Disney Company	2,850,900
		6,359,700	5.72%
Electric Services
85,000	Dominion Energy, Inc.	6,074,100	5.47%
Fire, Marine & Casualty Insurance
23,000	Berkshire Hathaway Inc. - Class B *	4,696,140
95,000	Loews Corporation	4,324,400
47,500	W.R. Berkley Corporation	3,510,725
		12,531,265	11.28%
Food and Kindred Products
45,000	Nestle S.A. **	3,643,200	3.28%
Investment Advice
75,000	Franklin Resources, Inc.	2,224,500	2.00%
Malt Beverages
60,000	Anheuser-Busch InBev SA/NV **	3,948,600	3.55%
Mineral Royalty Traders
65,000	Royal Gold, Inc.	5,567,250	5.01%
Oil & Gas Field Services, NEC
85,000	Schlumberger Limited	3,066,800	2.76%
Operators of Nonresidential Buildings
130,000	Brookfield Asset Management Inc. - Class A (Canada)	4,985,500	4.49%
Pharmaceutical Preparations
140,000	Sanofi **	6,077,400	5.47%
Pipe Lines (No Natural Gas)
185,000	Enbridge Inc. (Canada)	5,749,800	5.18%
Plastic Materials, Synth Resins & Nonvulcan Elastomers
37,000	DowDuPont Inc.	1,978,760	1.78%
Real Estate Investment Trusts
37,000	Equity Commonwealth	1,110,370
25,000	The Howard Hughes Corporation *	2,440,500
		3,550,870	3.20%
Retail - Drug Stores and Proprietary Stores
60,000	CVS Health Corporation	3,931,200	3.54%
Retail - Family Clothing Stores
70,000	The TJX Companies, Inc.	3,131,800	2.82%
Services - Computer Integrated Systems Design
40,000	Cerner Corporation *	2,097,600	1.89%
State Commercial Banks
75,000	The Bank of New York Mellon Corporation	3,530,250	3.18%
Total for Common Stocks (Cost - $71,055,756)		80,150,845	72.15%

MONEY MARKET FUNDS
31,798,129	Invesco Short-Term Investments Trust Treasury Portfolio
	Institutional Class 2.30% ***	31,798,129	28.62%
(Cost - $31,798,129)
	Total Investments	111,948,974	100.77%
	(Cost - $102,853,885)
	Liabilities in Excess of Other Assets	(852,044)	-0.77%
	Net Assets	$111,096,930	100.00%

* Non-Income Producing Security. ** ADR - American Depositary Receipt. *** The yield shown represents the 7-day yield at December 31, 2018.

The accompanying notes are an integral part of these financial statements.

2018 Semi-Annual Report 4

Castle Focus Fund

Statement of Assets and Liabilities (Unaudited)
December 31, 2018
Assets:
Investment Securities at Fair Value	$111,948,974
(Cost - $102,853,885)
Cash	16,575
Receivables:
Dividends	140,549
Shareholder Purchases	218,082
Total Assets	112,324,180
Liabilities:
Payable for Shareholder Redemptions	1,052,483
Accrued Advisory Fees	99,127
Accrued Service Fees	33,766
Accrued Distribution and Service (12b-1) Fees - Class C	41,874
Total Liabilities	1,227,250
Net Assets	$111,096,930
Net Assets Consist of:
Paid In Capital	$102,309,173
Total Distributable Earnings	8,787,757
Net Assets	$111,096,930

Investor Shares
Net Assets	$95,006,306
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	4,988,818
Net Asset Value, Offering Price per Share and Redemption Price per Share	$19.04

Class C
Net Assets	$16,090,624
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	909,933
Net Asset Value, Offering Price per Share and Redemption Price per Share	$17.68

The accompanying notes are an integral part of these financial statements.

2018 Semi-Annual Report 5

Castle Focus Fund

Statement of Operations (Unaudited)
For the six month period ended December 31, 2018

Investment Income:
Dividends (Net of foreign withholding tax of $51,351)	$1,258,797
Total Investment Income	1,258,797
Expenses:
Advisory Fees	647,243
Service Fees	375,401
Distribution and Service (12b-1) Fees - Class C	85,048
Total Expenses	1,107,692
Less: Expenses Waived	(155,338)
Net Expenses	952,354
Net Investment Income	306,443
Net Realized and Unrealized Loss on Investments:
Net Realized Loss on Investments	(2,475,852)
Net Change in Unrealized Appreciation on Investments	(4,785,776)
Net Realized and Unrealized Loss on Investments	(7,261,628)

Net Decrease in Net Assets from Operations	$(6,955,185)

The accompanying notes are an integral part of these financial statements.

2018 Semi-Annual Report 6

Castle Focus Fund

Statements of Changes in Net Assets	(Unaudited)
	7/1/2018	7/1/2017
	to	to
	12/31/2018	6/30/2018
From Operations:
Net Investment Income	$306,443	$501,803
Net Realized Gain (Loss) on Investments	(2,475,852)	18,393,097
Net Change in Unrealized Appreciation on Investments	(4,785,776)	(11,634,161)
Net Increase (Decrease) in Net Assets from Operations	(6,955,185)	7,260,739
From Distributions to Shareholders:
Investor Shares	(9,619,922)	(8,066,991)	(a)
Class C	(1,569,178)	(853,154)	(b)
From Capital Share Transactions:
Proceeds From Sale of Shares
Investor Shares	7,415,215	44,087,008
Class C	1,100,760	434,170
Shares Issued on Reinvestment of Dividends
Investor Shares	9,260,263	7,271,781
Class C	1,502,493	826,492
Cost of Shares Redeemed
Investor Shares	(22,799,912)	(96,386,490)
Class C	(764,895)	(4,048,519)
Net Decrease from Shareholder Activity	(4,286,076)	(47,815,558)
Net Decrease in Net Assets	(22,430,361)	(49,474,964)
Net Assets at Beginning of Period	133,527,291	183,002,255
Net Assets at End of Period	$111,096,930	$133,527,291	(c)

Share Transactions:
Issued
Investor Shares	340,841	1,963,946
Class C	54,468	20,560
Reinvested
Investor Shares	472,945	329,487
Class C	82,600	39,831
Redeemed
Investor Shares	(1,070,348)	(4,360,430)
Class C	(37,288)	(191,718)
Net Decrease in Shares	(156,782)	(2,198,324)
Shares Outstanding at Beginning of Period	6,055,533	8,253,857
Shares Outstanding at End of Period	5,898,751	6,055,533

(a) For the prior year ended June 30, 2018, Investor Shares distributions consisted of Net Investment Income of
$103,240 and Capital Gains of $7,963,751.
(b) For the prior year ended June 30, 2018, Class C distributions consisted of Capital Gains of $853,154.
(c) As of June 30, 2018, Accumulated Undistributed Net Investment Income was $501,803.

The accompanying notes are an integral part of these financial statements.

2018 Semi-Annual Report 7

Castle Focus Fund

Financial Highlights - Investor Shares	(Unaudited)
Selected data for a share outstanding	7/1/2018		7/1/2017	7/1/2016	7/1/2015		7/1/2014		7/1/2013
throughout the period:	to		to	to	to		to		to
	12/31/2018		6/30/2018	6/30/2017	6/30/2016		6/30/2015		6/30/2014
Net Asset Value -
Beginning of Period	$22.24		$22.31	$21.04	$19.78		$21.47		$18.76
Net Investment Income (a)	0.07		0.08	0.04	0.04		0.07		0.02
Net Gains or Losses on Investments
(realized and unrealized)	(1.25)		0.89	1.79	1.45		(0.17)		3.15
Total from Investment Operations	(1.18)		0.97	1.83	1.49		(0.10)		3.17
Proceeds from Redemption Fees	-		-	-	-	+	-	+	-	+
Distributions (From Net Investment Income)	(0.11)		(0.01)	(0.03)	(0.05)		(0.01)		(0.05)
Distributions (From Capital Gains)	(1.91)		(1.03)	(0.53)	(0.18)		(1.58)		(0.41)
Total Distributions	(2.02)		(1.04)	(0.56)	(0.23)		(1.59)		(0.46)
Net Asset Value -
End of Period	$19.04		$22.24	$22.31	$21.04		$19.78		$21.47
Total Return (b)	(5.57)%	*	4.40%	8.92%	7.65%		(0.53)%		17.17%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$95,006		$116,678	$163,123	$150,304		$141,283		$113,338
Before Waiver
Ratio of Expenses to Average Net Assets	1.58%	**	1.58%	1.58%	1.58%		1.58%		1.58%
Ratio of Net Investment Income (Loss) to
Average Net Assets	0.36%	**	0.14%	-0.06%	-0.02%		0.08%		-0.13%
After Waiver
Ratio of Expenses to Average Net Assets	1.34%	**	1.34%	1.34%	1.34%		1.34%		1.34%
Ratio of Net Investment Income to Average
Net Assets	0.60%	**	0.38%	0.18%	0.22%		0.32%		0.11%
Portfolio Turnover Rate	66.95%	*	38.71%	47.50%	37.88%		34.57%		50.60%

Financial Highlights - Class C	(Unaudited)
Selected data for a share outstanding	7/1/2018		7/1/2017	7/1/2016	7/1/2015		7/1/2014		7/1/2013
throughout the period:	to		to	to	to		to		to
	12/31/2018		6/30/2018	6/30/2017	6/30/2016		6/30/2015		6/30/2014
Net Asset Value -
Beginning of Period	$20.80		$21.11	$20.12	$19.06		$20.94		$18.44
Net Investment Loss (a)	(0.04)		(0.12)	(0.17)	(0.13)		(0.13)		(0.17)
Net Gains or Losses on Investments
(realized and unrealized)	(1.17)		0.84	1.69	1.37		(0.17)		3.08
Total from Investment Operations	(1.21)		0.72	1.52	1.24		(0.30)		2.91
Proceeds from Redemption Fees	-		-	-	-	+	-	+	-	+
Distributions (From Net Investment Income)	-		-	-	-		-		-
Distributions (From Capital Gains)	(1.91)		(1.03)	(0.53)	(0.18)		(1.58)		(0.41)
Total Distributions	(1.91)		(1.03)	(0.53)	(0.18)		(1.58)		(0.41)
Net Asset Value -
End of Period	$17.68		$20.80	$21.11	$20.12		$19.06		$20.94
Total Return (b)	(6.07)%	*	3.43%	7.78%	6.61%		(1.52)%		15.99%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$16,091		$16,850	$19,879	$21,332		$13,983		$8,801
Before Waiver
Ratio of Expenses to Average Net Assets	2.58%	**	2.58%	2.58%	2.58%		2.58%		2.58%
Ratio of Net Investment Loss to Average
Net Assets	-0.63%	**	-0.80%	-1.06%	-0.95%		-0.89%		-1.13%
After Waiver
Ratio of Expenses to Average Net Assets	2.34%	**	2.34%	2.34%	2.34%		2.34%		2.34%
Ratio of Net Investment Loss to Average
Net Assets	-0.39%	**	-0.56%	-0.82%	-0.71%		-0.65%		-0.89%
Portfolio Turnover Rate	66.95%	*	38.71%	47.50%	37.88%		34.57%		50.60%

* Not Annualized.
** Annualized.
+ Amount was less than $0.005 per share.
(a) Based on Average Shares Outstanding.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

2018 Semi-Annual Report 8

NOTES TO THE FINANCIAL STATEMENTS CASTLE FOCUS FUND December 31, 2018 (Unaudited)

1.) ORGANIZATION
Castle Focus Fund (the “Fund”) was organized as a non-diversified series of the PFS Funds (the “Trust”) on June 28, 2010. The Trust was established under the laws of Massachusetts by an Agreement and Declaration of Trust dated January 13, 2000, which was amended and restated January 20, 2011. The Trust is registered as an open-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust may offer an unlimited number of shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of December 31, 2018, there were seven series authorized by the Trust. The Fund commenced operations on July 1, 2010. The Fund currently offers Investor Shares and Class C Shares. The classes differ principally in their respective distribution expenses and service arrangements. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Investor Shares of the Fund are sold at the net asset value (the “NAV”) without an initial sales charge and are not subject to 12b-1 distribution fees. Class C Shares of the Fund are sold at NAV without a sales charge and are subject to 12b-1 distribution/service fees of up to 1.00% per annum. The Fund’s investment objective is to seek long-term capital appreciation. The Investment Adviser to the Fund is Castle Investment Management, LLC (the “Adviser”) and the Sub-Adviser to the Fund is St. James Investment Company, LLC (the “Sub-Adviser”). Significant accounting policies of the Fund are presented below.

2.) SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the significant accounting policies described in this section.

SECURITY VALUATION:
All investments in securities are recorded at their estimated fair value, as described in Note 3.

SHARE VALUATION:
The NAV is generally calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share.

FEDERAL INCOME TAXES:
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Fund identifies its major tax jurisdictions as U.S. Federal tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six month period ended December 31, 2018, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

2018 Semi-Annual Report 9

Notes to the Financial Statements (Unaudited) - continued

The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

USE OF ESTIMATES:
The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER:
The Fund records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income, if any, is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

ALLOCATION OF EXPENSES:
Expenses incurred by the Trust that don’t relate to a specific fund of the Trust are allocated pro-rata to the funds based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate method. Class specific expenses are borne by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

2018 Semi-Annual Report 10

Notes to the Financial Statements (Unaudited) - continued

Equity securities (common stocks, including ADRs). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of December 31, 2018:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks (including ADRs)	$ 80,150,845	$0	$0	$ 80,150,845
Money Market Funds	31,798,129	0	0	31,798,129
Total	$ 111,948,974	$0	$0	$ 111,948,974

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets during the six month period ended December 31, 2018. There were no transfers into or out of the levels during the six month period ended December 31, 2018. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

The Fund did not invest in derivative instruments during the six month period ended December 31, 2018.

4.) INVESTMENT ADVISORY AGREEMENT AND SERVICES AGREEMENT
The Fund entered into an Investment Management Agreement with Castle Investment Management, LLC as the investment adviser of the Fund. Under the terms of the Investment Management Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Trustees. The Adviser, at its own expense and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers of the Trust. For its services, the Adviser receives a fee of 1.00% per annum of the average daily net assets of the Fund. The Sub-Adviser of the Fund has responsibility for providing investment ideas and recommendations for the assets of the Fund, subject to the supervision of the Adviser. As full compensation for all services rendered, including investment ideas and recommendations for the assets of the Fund, the Adviser pays the Sub-Adviser a sub-advisor fee. For the six month period ended December 31, 2018, the Adviser received management fees totaling $647,243. At December 31, 2018, the Fund owed $99,127 to the Adviser.

The Fund also has a Services Agreement with the Adviser (the “Services Agreement”), under which the Fund pays the Adviser. Under the Services Agreement, the Adviser shall supervise the Fund’s business affairs and is obligated to pay the operating expenses of the Fund excluding management fees, 12b-1 fees, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), ADR fees, the cost of acquired funds and extraordinary expenses. In addition, to the extent not otherwise provided by other parties under agreements with the Trust, the Adviser shall supply: (i) non-investment related statistical and research data; (ii)

2018 Semi-Annual Report 11

Notes to the Financial Statements (Unaudited) - continued

the services of a Chief Compliance Officer for the Trust; and (iii) executive and administrative services. The Adviser shall also assist with and/or supervise the preparation by the Trust’s administrator, transfer agent, and/or auditors of: (i) tax returns; (ii) reports to shareholders of the Fund; (iii) reports to, and filings with, the Securities and Exchange Commission, state securities commissions and Blue Sky authorities including preliminary and definitive proxy materials and post-effective amendments to the Trust’s registration statement; and (iv) necessary materials for meetings of the Trust’s Board of Trustees. The Adviser shall provide personnel to serve as officers of the Trust if so elected by the Trustees. Executive and administrative services include, but are not limited to, the coordination of all third parties furnishing services to the Fund, review of the books and records of the Fund maintained by such third parties, and the review and submission to the officers of the Fund for their approval, of invoices or other requests for payment of Fund expenses; and such other action with respect to the Fund as may be necessary in the opinion of the Adviser to perform its duties. For its services, the Adviser receives a service fee equal to 0.58% of the average daily net assets of the Fund. For the six month period ended December 31, 2018, the Adviser earned service fees of $375,401. At December 31, 2018, the Fund owed the Adviser service fees of $33,766. Beginning November 1, 2013, the Adviser has contractually agreed to waive Services Agreement fees by 0.24% of its average daily net assets. The Services Agreement fee waiver will automatically terminate on October 31, 2019 unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver before October 31, 2019. From October 29, 2012 through October 31, 2013, the Adviser had contractually agreed to waive Service Agreement fees by 0.23% . There are no recoupment provisions for the waivers described above. A total of $155,338 was waived for the six month period ended December 31, 2018.

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act (the “Plan”) with respect to the Class C Shares of the Fund. Pursuant to the Distribution Plan, the Fund compensates the Distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund’s Class C Shares. This Plan provides that the Fund will pay the annual rate of 1.00% of the average daily net assets of the Fund’s Class C Shares for activities primarily intended to result in the sale of those shares. These activities include payment to entities for providing distribution and shareholder servicing with respect to the Fund’s Class C Shares. The 1.00% for the Class C Shares is comprised of a 0.25% service fee and a 0.75% distribution fee. The Fund incurred distribution and service (12b-1) fees of $85,048 for Class C Shares during the six month period ended December 31, 2018. At December 31, 2018, the Fund owed distribution and service (12b-1) fees of $41,874 for Class C Shares.

6.) RELATED PARTY TRANSACTIONS
Jeffrey R. Provence of Premier Fund Solutions, Inc. (the “Administrator”) also serves as a trustee/officer of the Fund. This individual receives benefits from the Administrator resulting from administration fees paid to the Administrator by the Adviser.

The Trustees who are not interested persons of the Fund were paid $750 each, for a total of $2,250, in Trustees’ fees for the six month period ended December 31, 2018 by the Adviser.

7.) INVESTMENT TRANSACTIONS
For the six month period ended December 31, 2018, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $57,944,407 and $62,754,559, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

8.) TAX MATTERS
For Federal income tax purposes, the cost of securities owned at December 31, 2018 was $102,853,885.

At December 31, 2018, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$12,792,808	($3,697,719)	$9,095,089

Investor Shares paid a distribution on December 13, 2018 to the shareholders of record on December 12, 2018 of which $0.105209 per share was paid from net investment income, $1.426877 per share was paid from long-term capital gain and $0.484855 per share was paid from short-term capital gain.

2018 Semi-Annual Report 12

Notes to the Financial Statements (Unaudited) - continued

The tax character of Investor Shares distributions was as follows:

	Six Months Ended	Fiscal Year Ended
	December 31, 2018	June 30, 2018
Ordinary Income	$ 2,814,346	$ 1,200,652
Long-term Capital Gain	6,805,576	6,866,339
	$ 9,619,922	$ 8,066,991

Class C also paid distributions on December 13, 2018 to the shareholders of record on December 12, 2018 of which $1.426877 per share was paid from long-term capital gain and $0.484855 per share was paid from short-term capital gain.

The tax character of Class C distributions was as follows:

	Six Months Ended	Fiscal Year Ended
	December 31, 2018	June 30, 2018
Ordinary Income	$ 397,976	$ 117,565
Long-term Capital Gain	1,171,202	735,589
	$ 1,569,178	$ 853,154

10.) DEFENSIVE POSITIONS
The Fund may hold all or a portion of its assets in cash or cash-equivalents like money market funds, certificates of deposit, short-term debt obligations, and repurchase agreements, either due to pending investments or when investment opportunities are limited or market conditions are adverse. Under these circumstances, the Fund may not participate in stock market advances or declines to the same extent it would had it remained more fully invested in common stocks. If the Fund invests in shares of a money market fund, shareholders of the Fund generally will be subject to duplicative management and other fees and expenses. As of December 31, 2018, the Fund had 28.62% of the value of its net assets invested in the Invesco Short-Term Investments Trust Treasury Portfolio Institutional Class. Additional information for this money market fund, including its financial statements, is available from the Securities and Exchange Commission’s website at www.sec.gov.

11.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

2018 Semi-Annual Report 13

Investment Adviser
Castle Investment Management, LLC

Sub-Adviser
St. James Investment Company, LLC

Legal Counsel
Practus, LLP

Custodian
U.S. Bank, N.A.

Distributor
Rafferty Capital Markets, LLC

Dividend Paying Agent,
Shareholders’ Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC

Fund Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.

This report is provided for the general information of the shareholders of the Castle
Focus Fund. This report is not intended for distribution to prospective investors in the
Fund, unless preceded or accompanied by an effective prospectus.

Castle Focus Fund 277 South Washington Street, Suite 335 Alexandria, Virginia 22314 www.castleim.com 703-260-1921

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Investments.

(a) Not applicable. Schedule filed with Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a -3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a -15(b) or 240.15d -15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics. Filed herewith.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PFS Funds

By: /s/Ross C. Provence Ross C. Provence President

Date: 2/26/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Ross C. Provence Ross C. Provence President

Date: 2/26/19

By: /s/Jeffrey R. Provence Jeffrey R. Provence Chief Financial Officer

Date: 2/26/19